Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition

The Group’s revenues are disaggregated by timing of revenue recognition as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Revenue recognized at a point of time	$197,964	$248,503
Revenue recognized over time	24,345	28,007
Total Revenues	$222,309	$276,510

Schedule of Contract Liabilities	The table below presents the activity of contract liabilities for the six months ended June 30, 2025 and 2026, respectively:
	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Opening balance	$2,421	$5,730
Advance receive from customers	5,159	8,132
Revenue recognition during the period	(5,438)	(9,880)
Ending balance	$2,142	$3,982

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:

	As of December 31,	As of June 30,
	2025	2026
Balance sheet items, except for equity accounts	6.9931	6.7851

	For the six months ended June 30,
	2025	2026
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.2150	6.8624